Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-42430
Entity Registrant Name	Tavia Acquisition Corp.
Entity Central Index Key	0002020385
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	212
Local Phone Number	506-6298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share and one Right
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Right
Trading Symbol	TAVIU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	TAVI
Security Exchange Name	NASDAQ
Rights, each Right to acquire one-tenth (1/10) of one Ordinary Share
Title of 12(b) Security	Rights, each Right to acquire one-tenth (1/10) of one Ordinary Share
Trading Symbol	TAVIR
Security Exchange Name	NASDAQ